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                                       UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C.  20549

                                          FORM 13F

                                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       The Kenwood Group, Inc.
Address:    10 S. LaSalle Street
            Suite 3610
            Chicago, Illinois  60603

13F File Number:  28-5410

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sharon Morrow
Title: Vice President Marketing/Client Services
Phone: (312) 368-1666 ext. 224
Signature, Place, and Date of Signing:

Sharon Morrow     Chicago, IL       August 9, 1999

Report Type (Check only one):

[ X ]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FIRST QUARTER 1999
      Item 1:        Item 2:   Item 3:  Item 4: Item 5:                            Item 7:                    Item 8:
  Name of Issurer  Title of ClaCusip # Fair MarkShares o          Investment Discr Managers        Voting Authority (Shares)
                                         Value  Principa(a) Sole(b) Shared(c) SharSee Instr.(a) Sole(b) Share(c) None
                                                 Amount         Defined in Other
                                                                 Instr. V
Alliant Energy     Common Stock 460845100  12959146  456710  Sole                                               456710
AMR Corp.          Common Stock 001765106   8523743  128490  Sole                                               124890
American Greetings Common Stock 026375105  12568301  417205  Sole                                               417205
Arden Realty, Inc. Common Stock 039793104  14021475  569400  Sole                                               569400
Avnet, Inc.        Common Stock 053807103  16070400  345600  Sole                                               345600
Bank One Corp.     Common Stock 06423A103  15069134  252997  Sole                                               252997
BankBoston         Common Stock 06605R106   9831338  192300  Sole                                               192300
Bergen Bruswig     Common Stock 083739102   8645700  501200  Sole                                               501200
Borders Group      Common Stock 099709107  15251156  964500  Sole                                               964500
Bowne & Co., Inc.  Common Stock 103043105  10625100  794400  Sole                                               794400
Brunswick Corp.    Common Stock 117043109  14336133  514300  Sole                                               514300
Canadian National  Common Stock 136375102   5387403   80409  Sole                                               80409
Colonial Bancgroup Common Stock 195493309  13623906  977500  Sole                                               97750
CommScope, Inc.    Common Stock 203372107   6822072  221856  Sole                                               221856
Cummins Engine     Common Stock 231021106   3804525   66600  Sole                                               66600
Diebold            Common Stock 253651103   8765875  304900  Sole                                               304900
FDX Corporation    Common Stock 31304N107   3999310   73720  Sole                                               73720
Fluor              Common Stock 343861100   7346700  181400  Sole                                               181400
Foundation Health  Common Stock 350404109   5892360  392824  Sole                                               392824
Hasbro             Common Stock 418056107   4730070  169309  Sole                                               169309
Interstate BakeriesCommon Stock 46072H108  13873106  618300  Sole                                               618300
ITT Hartford       Common Stock 416515104   1107938   19000  Sole                                               19000
John Harland       Common Stock 412693103   6471713  324600  Sole                                               324600
Kansas City SoutherCommon Stock 485170104   3867357   60605  Sole                                               60605
King World ProductiCommon Stock 495667107   9705725  278800  Sole                                               278800
K Mart Corporation Common Stock 482584109  14737800  893200  Sole                                               893200
Mallinckrodt, Inc. Common Stock 561232109  12211088  335700  Sole                                               335700
Mattel, Inc.       Common Stock 577081102  15808238  604600  Sole                                               604600
Modis Professional Common Stock 607830106  13920550 1026400  Sole                                               1026400
Nalco Chemical     Common Stock 629853102   7690469  148250  Sole                                               148250
Novell             Common Stock 670006105   2340083   88305  Sole                                               88305
Occidental PetroleuCommon Stock 674599105   6525935  308920  Sole                                               308920
Ocular Sciences    Common Stock 675744106   2430763  139900  Sole                                               139900
Pittston Brinks GroCommon Stock 725701106  10015200  374400  Sole                                               374400
Sovereign Bancorp  Common Stock 845905108  14603835 1204440  Sole                                               1204440
Sterling Software  Common Stock 859547101  16489069  623700  Sole                                               623700
St. John Knits     Common Stock 790289102   5089500  174000  Sole                                               174000
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

      Item 1:        Item 2:   Item 3:  Item 4: Item 5:                            Item 7:                    Item 8:
  Name of Issurer  Title of ClaCusip # Fair MarkShares o          Investment Discr Managers        Voting Authority (Shares)
                                         Value  Principa(a) Sole(b) Shared(c) SharSee Instr.(a) Sole(b) Share(c) None
                                                 Amount         Defined in Other
                                                                 Instr. V
Symantec Corp.     Common Stock 871503108   9707850  380700  Sole                                               380700
The Limited        Common Stock 532716107   5068388  111700  Sole                                               111700
The PMI Group      Common Stock 69344M101  16799203  267450  Sole                                               267450
Ultramar Diamond ShCommon Stock 904000106  13859008  635370  Sole                                               635370
United Asset Mgmt. Common Stock 909420101  15037750  661000  Sole                                               661000
Unocal             Common Stock 915289102  10500625  265000  Sole                                               265000
Washington Federal Common Stock 938824109  14063825  626800  Sole                                               626800
Wendy's Intl., Inc.Common Stock 950590109   8404650  294900  Sole                                               294900
GRAND TOTAL                            448603495

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                                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:  $448,603,495


List of Other Included Managers:    N/A